Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ 4,737,342			$ 698,198	¥ 4,703,305
Net loss	34,484	$ 5,081	¥ 39,182
Operating activities	(36,674)	(5,405)	(21,235)
Foreign currency transaction gain (Loss), before tax	¥ 7,205	$ 1,062	524
Calculated at the rate	6.7851			6.7851
Bank balance	¥ 1,244				659
Restricted bank balance	2,651				2,672
Accounts receivable	¥ 631,528		632,237		¥ 642,786		¥ 640,394
Percentage of accounts receivable	6.00%	6.00%
Accounts receivable	¥ 10,776		946
Inventory net (in Dollars) | $
Impairment loss	1,461	$ 215	10,108
Impairment for right-of-use lease assets	0		0
Impairment loss of equity method	20,080	$ 2,959
Impairment Loss For Long term Equity Investment
Appropriation general reserve fund minimum	10.00%	10.00%
Appropriation general reserve fund maximum	50.00%	50.00%
Surplus fund minimum	10.00%	10.00%
Surplus fund maximum	50.00%	50.00%
Appropriation general reserve
Appropriation discretionary funds
Comprehensive loss	¥ 3,752		¥ 4,605
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]	Chief Executive Officer [Member]
Operating segment	1	1
US [Member]
Summary of Significant Accounting Policies [Line Items]
Calculated at the rate	1			1
Continuing Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Operating activities	¥ 36,674